Income taxes - Schedule of provision of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Domestic	$ 56	$ 109	$ 11
Foreign	646	1,933	569
Total current income tax expense	702	2,042	580
Deferred:
Domestic	(126)	(24)	0
Foreign	931	(1,502)	401
Total deferred income tax expense	805	(1,526)	401
Total provision for income taxes	$ 1,507	$ 516	$ 981